CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Other (expense) income:
Net loss per share attributable to common shares - diluted	$ (0.83)	$ (0.51)
Weighted-average shares outstanding - diluted	58,801,357	50,361,879
Mariadb Corporation Ab
Statement
Total revenue	$ 43,685	$ 36,028
Cost of revenue:
Total cost of revenue	13,561	9,626
Gross profit	30,124	26,402
Operating expenses:
Research and development	35,416	24,828
Sales and marketing	27,938	19,065
General and administrative	15,161	8,485
Total operating expense	78,515	52,378
Loss from operations	(48,391)	(25,976)
Other (expense) income:
Interest expense	(1,608)	(2,773)
Change in fair value of warrant liabilities	(5,712)	3,626
Other income (expense), net	7,141	(235)
Loss before income tax expense	(48,570)	(25,358)
Income tax expense	(81)	(84)
Net loss	$ (48,651)	$ (25,442)
Net loss per share attributable to common shares - basic	$ (0.83)	$ (0.51)
Net loss per share attributable to common shares - diluted	$ (0.83)	$ (0.51)
Weighted-average shares outstanding - basic	58,801,357	50,361,879
Weighted-average shares outstanding - diluted	58,801,357	50,361,879
Comprehensive Loss:
Net loss	$ (48,651)	$ (25,442)
Foreign currency translation adjustment, net of taxes	(4,005)	654
Unrealized gain (loss) from available-for-sale securities, net of taxes	2,177
Total comprehensive loss	(50,479)	(24,788)
Subscription | Mariadb Corporation Ab
Statement
Total revenue	38,451	31,806
Cost of revenue:
Total cost of revenue	6,595	5,292
Services | Mariadb Corporation Ab
Statement
Total revenue	5,234	4,222
Cost of revenue:
Total cost of revenue	$ 6,966	$ 4,334